SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12－ SUBSEQUENT EVENTS

In accordance with ASC Topic 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the unaudited condensed consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were available to be issued. Based upon the evaluation, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement except for those have been disclosed elsewhere in the Notes to the financial statements.

On September 30, 2024, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with US Tiger Securities, Inc., as underwriter named thereof, in connection with its Initial Public Offering. The Company’s Registration Statement on Form F-1 (File No. 333-281693) for the Initial Public Offering, originally filed with the U.S. Securities and Exchange Commission (the “Commission”) on August 22, 2024 (as amended, the “Registration Statement”) was declared effective by the SEC on September 30, 2024.

On October 2, 2024, the Company consummated its Initial Public Offering of an aggregate of 1,437,500 ordinary shares at a price of $4.00 per share to the public, including 187,500 shares sold upon full exercise of the underwriter’s option to purchase additional shares, for a total of $5.75 million of gross proceeds to the Company, before deducting underwriting discounts and estimated offering expenses. The shares began trading on the NASDAQ Stock Market LLC under the symbol “HTLM” on October 1, 2024.

On October 28, 2024, the Company formed a new subsidiary namely HTL Far East Pte Ltd in Singapore, to develop the trading business.